3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details 3
Stock Options	11,948	291,316
Warrants	118,835	19,865
Anti dilutive Securities	130,783	311,181